Commitments and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Deposits made under lease arrangements included in noncurrent receivables	¥ 13,740	¥ 13,128
Rental expenses of cancelable and noncancelable operating leases	47,619	¥ 42,714	¥ 46,483
Guarantees, maximum amount of undiscounted payments in case of borrower's default	¥ 6,059
Employees with Housing Loan | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Employees with Housing Loan | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	30 years
Affiliates and other companies with lease obligations and bank loans | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Affiliates and other companies with lease obligations and bank loans | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	7 years
Purchase of Property, Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 36,199
Purchase of Parts and Raw Materials
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 135,649